Rule 497(e)
                                      Registration Nos. 333-182308 and 811-22717


                      FIRST TRUST EXCHANGE-TRADED FUND VI

                FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF
               FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND
             FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF
                       FIRST TRUST RBA QUALITY INCOME ETF
                                 (the "Funds")

          SUPPLEMENT TO THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 30, 2015


                              DATED APRIL 7, 2015

            Notwithstanding anything to the contrary in the Funds' Statement of Additional Information, the following is added to the end of the section entitled "Additional Information":

            Policy Regarding Investment in Other Investment Companies. Beginning on or about June 7, 2015, the First Trust NASDAQ Rising Dividend Achievers ETF, First Trust NASDAQ Technology Dividend Index Fund, First Trust RBA American Industrial Renaissance(R) ETF and First Trust RBA Quality Income ETF will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.


      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE